Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
Fox Corp. - Class B	258,137	8,082
Omnicom Group, Inc.	48,764	4,601

Total		12,683

Consumer Discretionary (4.0%)
Advance Auto Parts, Inc.	50,583	6,151
BorgWarner, Inc.	197,801	9,714
Compagnie Generale des Etablissements Michelin	152,886	4,679
Sodexo SA	56,796	5,549

Total		26,093

Consumer Staples (9.1%)
Conagra Brands, Inc.	351,031	13,185
Dollar Tree, Inc. *	76,494	10,980
Henkel AG & Co. KGaA - Preference Shares	87,566	6,843
The J.M. Smucker Co.	35,731	5,623
Kimberly-Clark Corp.	69,415	9,317
Koninklijke Ahold Delhaize NV	392,252	13,417

Total		59,365

Energy (4.9%)
Baker Hughes	235,213	6,788
Devon Energy Corp.	85,981	4,351
Diamondback Energy, Inc.	37,441	5,061
Enterprise Products Partners LP	340,717	8,825
EQT Corp.	153,844	4,909
Phillips 66	18,877	1,914

Total		31,848

Financials (18.0%)
Aflac, Inc.	77,272	4,986
The Allstate Corp.	126,065	13,969
Ameriprise Financial, Inc.	7,313	2,241
The Bank of New York Mellon Corp.	309,034	14,042
Capitol Federal Financial, Inc.	296,117	1,993
Chubb, Ltd.	4,871	946
First Hawaiian, Inc.	367,254	7,576
The Hanover Insurance Group, Inc.	41,803	5,372
Northern Trust Corp.	211,598	18,648
Prosperity Bancshares, Inc.	116,746	7,182
Reinsurance Group of America, Inc.	48,349	6,419
T. Rowe Price Group, Inc.	87,335	9,860

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Truist Financial Corp.	266,984	9,104
U.S. Bancorp	131,753	4,750
Westamerica Bancorporation	48,373	2,143
Willis Towers Watson PLC	33,043	7,679

Total		116,910

Health Care (14.4%)
AmerisourceBergen Corp.	53,474	8,562
Baxter International, Inc.	42,848	1,738
Becton Dickinson and Co.	11,826	2,927
Cardinal Health, Inc.	57,316	4,327
Centene Corp. *	52,891	3,343
DENTSPLY SIRONA, Inc.	121,424	4,770
Embecta Corp.	152,501	4,288
Envista Holdings Corp. *	106,195	4,341
Henry Schein, Inc. *	142,221	11,597
Hologic, Inc. *	21,258	1,716
Laboratory Corp. of America Holdings	32,977	7,566
Quest Diagnostics, Inc.	65,382	9,250
Universal Health Services, Inc. - Class B	72,706	9,241
Zimmer Biomet Holdings, Inc.	150,703	19,471

Total		93,137

Industrials (14.2%)
Beacon Roofing Supply, Inc. *	84,164	4,953
Cie de Saint-Gobain	137,333	7,819
Cummins, Inc.	15,137	3,616
Emerson Electric Co.	120,335	10,486
Heartland Express, Inc.	282,822	4,503
Huntington Ingalls Industries, Inc.	39,037	8,081
IMI PLC	243,928	4,619
Legrand SA	31,657	2,896
MSC Industrial Direct Co., Inc. - Class A	122,931	10,326
nVent Electric PLC	99,542	4,274
Oshkosh Corp.	133,052	11,067
Republic Services, Inc.	22,293	3,015
Southwest Airlines Co.	322,638	10,499
VINCI SA	51,714	5,934

Total		92,088

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (6.6%)
Amdocs, Ltd.	78,546	7,543
Applied Materials, Inc.	11,964	1,470
Corning, Inc.	94,002	3,316
Electronic Arts, Inc.	28,431	3,425
F5, Inc. *	50,039	7,290
HP, Inc.	199,437	5,853
Juniper Networks, Inc.	146,922	5,057
TE Connectivity, Ltd.	53,942	7,075
Teradyne, Inc.	17,276	1,857

Total		42,886

Materials (5.4%)
Akzo Nobel NV	101,557	7,927
Amcor PLC	598,712	6,813
Axalta Coating Systems, Ltd. *	185,727	5,625
Packaging Corp. of America	81,365	11,296
Sonoco Products Co.	54,784	3,342

Total		35,003

Real Estate (7.7%)
Equinix, Inc.	7,124	5,137
Essex Property Trust, Inc.	32,586	6,815
Healthpeak Properties, Inc.	373,820	8,213
Public Storage	21,175	6,398
Realty Income Corp.	147,945	9,368
Regency Centers Corp.	133,271	8,153
VICI Properties, Inc.	23,597	770
Weyerhaeuser Co.	57,110	1,721
WP Carey, Inc.	46,813	3,625

Total		50,200

Utilities (9.2%)
Atmos Energy Corp.	30,089	3,381
Duke Energy Corp.	71,623	6,909
Edison International	206,029	14,544
Evergy, Inc.	56,697	3,465
Eversource Energy	38,188	2,989
NorthWestern Corp.	180,575	10,448
Pinnacle West Capital Corp.	64,968	5,148
Spire, Inc.	182,583	12,806

Total		59,690

Total Common Stocks (Cost: $625,968)		619,903

Mid Cap Value Portfolio

Investment Companies (2.4%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.4%)
iShares Russell Mid- Cap Value ETF	147,661	15,682

Total		15,682

Total Investment Companies (Cost: $15,403)		15,682

Total Investments (97.9%) (Cost: $641,371)@		635,585

Other Assets, Less Liabilities (2.1%)		13,426

Net Assets (100.0%)		649,011

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	EUR	1,837	2,002	6/30/2023	$9	$—	$9
Sell	Morgan Stanley Capital Services, Inc.	EUR	43,619	47,536	6/30/2023	—	(437)	(437)
Sell	Bank of America NA	GBP	3,193	3,946	6/30/2023	—π	(21)	(21)

						$9	$(458)	$(449)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$9	—	$9	$(458)	—	—	$(458)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $641,371 and the net unrealized depreciation of investments based on that cost was $6,235 which is comprised of $34,793 aggregate gross unrealized appreciation and $41,028 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$15,865	$10,228	$—
Consumer Staples	39,105	20,260	—
Industrials	70,820	21,268	—
Materials	27,076	7,927	—
All Others	407,354	—	—
Investment Companies	15,682	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	9	—

Total Assets:	$575,902	$59,692	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(458)	—

Total Liabilities:	$—	$(458)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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